SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated balance sheets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross proceeds		$ 230,000,000
Proceeds allocated to Public Warrants		(11,270,000)
Class A ordinary shares issuance costs	$ (148,079,821)	(12,737,837)
Accretion of carrying value to redemption value	1,009,587	24,007,837
Class A ordinary shares subject to possible redemption	$ 83,421,902	$ 230,000,000	$ 230,000,000